Postretirement Benefit Plans - Changes in Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefit obligation at beginning of year	$ 14,966	$ 14,391
Interest cost	742	773	717
Actuarial loss	2,211	274
Benefits paid	(417)	(260)
Foreign exchange impact	838	(212)
Benefit obligation at end of year	18,340	14,966	14,391
Change in plan assets
Fair value of plan assets at beginning of year	11,272	10,855
Actual return on plan assets	1,634	(90)
Employer contribution	916	927
Benefits paid	(417)	(260)
Foreign exchange impact	638	(160)
Fair value of plan assets at end of year	14,043	11,272	10,855
Funded status	(4,297)	(3,694)
Accumulated benefit obligation	$ 18,340	$ 14,966